Guggenheim Funds Trust
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850

Supplement Dated October 1, 2015
to the currently effective Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), as supplemented from time to time, for Guggenheim Municipal Income Fund, Guggenheim Floating Rate Strategies Fund, Guggenheim Investment Grade Bond Fund, Guggenheim High Yield Fund, Guggenheim Total Return Bond Fund, and Guggenheim Macro Opportunities Fund (each, a “Fund”).

This supplement provides updated information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective October 1, 2015, the corresponding line items of the “Shareholder Fees” table under the section titled “Fees and Expenses of the Fund” and the section titled “Example” are hereby deleted in their entirety and replaced with the following with respect to each Fund as follows:

GUGGENHEIM FUNDS TRUST | Guggenheim Floating Rate Strategies Fund
Guggenheim Floating Rate Strategies Fund:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - GUGGENHEIM FUNDS TRUST - Guggenheim Floating Rate Strategies Fund	Class A	Class C	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%	none	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%	none

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - GUGGENHEIM FUNDS TRUST - Guggenheim Floating Rate Strategies Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	403	650	916	1,677
Class C	282	584	1,012	2,203
Institutional Class	82	271	475	1,066

Expense Example, No Redemption - GUGGENHEIM FUNDS TRUST - Guggenheim Floating Rate Strategies Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	403	650	916	1,677
Class C	182	584	1,012	2,203
Institutional Class	82	271	475	1,066

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
GUGGENHEIM FUNDS TRUST | Guggenheim High Yield Fund
Guggenheim High Yield Fund:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - GUGGENHEIM FUNDS TRUST - Guggenheim High Yield Fund	Class A	Class B		Class C	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%		[1]	none	none
Maximum Deferred Sales Charge (as a percentage)	none	5.00%		1.00%	none
Redemption Fee (as a percentage of Amount Redeemed)	2.00%	none		2.00%	2.00%
[1]	Closed to new subscriptions

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - GUGGENHEIM FUNDS TRUST - Guggenheim High Yield Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	523	796	1,089	1,922
Class B	703	1,107	1,637	2,760
Class C	304	647	1,116	2,414
Institutional Class	103	322	558	1,236

Expense Example, No Redemption - GUGGENHEIM FUNDS TRUST - Guggenheim High Yield Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	523	796	1,089	1,922
Class B	203	807	1,437	2,760
Class C	204	647	1,116	2,414
Institutional Class	103	322	558	1,236

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
GUGGENHEIM FUNDS TRUST | Guggenheim Investment Grade Bond Fund
Guggenheim Investment Grade Bond Fund:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - GUGGENHEIM FUNDS TRUST - Guggenheim Investment Grade Bond Fund	Class A	Class B		Class C	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%		[1]	none	none
Maximum Deferred Sales Charge (as a percentage)	none	5.00%		1.00%	none
[1]	Closed to new subscriptions

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - GUGGENHEIM FUNDS TRUST - Guggenheim Investment Grade Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	503	749	1,015	1,774
Class B	683	1,018	1,480	2,479
Class C	283	606	1,055	2,302
Institutional Class	80	271	478	1,075

Expense Example, No Redemption - GUGGENHEIM FUNDS TRUST - Guggenheim Investment Grade Bond Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	503	749	1,015	1,774
Class B	183	718	1,280	2,479
Class C	183	606	1,055	2,302
Institutional Class	80	271	478	1,075

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
GUGGENHEIM FUNDS TRUST | Guggenheim Macro Opportunities Fund
Guggenheim Macro Opportunities Fund:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - GUGGENHEIM FUNDS TRUST - Guggenheim Macro Opportunities Fund	Class A	Class C	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%	none	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%	none

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - GUGGENHEIM FUNDS TRUST - Guggenheim Macro Opportunities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	536	853	1,192	2,149
Class C	316	692	1,194	2,576
Institutional Class	107	368	650	1,452

Expense Example, No Redemption - GUGGENHEIM FUNDS TRUST - Guggenheim Macro Opportunities Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	536	853	1,192	2,149
Class C	216	692	1,194	2,576
Institutional Class	107	368	650	1,452

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
GUGGENHEIM FUNDS TRUST | Guggenheim Municipal Income Fund
Guggenheim Municipal Income Fund:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - GUGGENHEIM FUNDS TRUST - Guggenheim Municipal Income Fund	Class A	Class C	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%	none	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%	none

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - GUGGENHEIM FUNDS TRUST - Guggenheim Municipal Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	481	749	1,037	1,855
Class C	261	604	1,073	2,371
Institutional Class	59	270	498	1,154

Expense Example, No Redemption - GUGGENHEIM FUNDS TRUST - Guggenheim Municipal Income Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	481	749	1,037	1,855
Class C	161	604	1,073	2,371
Institutional Class	59	270	498	1,154

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
GUGGENHEIM FUNDS TRUST | Guggenheim Total Return Bond Fund
Guggenheim Total Return Bond Fund:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - GUGGENHEIM FUNDS TRUST - Guggenheim Total Return Bond Fund	Class A	Class C	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%	none	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%	none

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - GUGGENHEIM FUNDS TRUST - Guggenheim Total Return Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	492	739	1,005	1,764
Class C	269	574	1,004	2,203
Institutional Class	58	235	426	979

Expense Example, No Redemption - GUGGENHEIM FUNDS TRUST - Guggenheim Total Return Bond Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	492	739	1,005	1,764
Class C	169	574	1,004	2,203
Institutional Class	58	235	426	979

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.